Intangible Asset (Details) - Schedule of intangible asset relates to the right of use of an electric power facility - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible asset relates to the right of use of an electric power facility [Abstract]
Balance, beginning of period	$ 1,443,260	$ 1,572,500
Addition at cost			1,680,000
Amortization	(129,232)	(129,240)	(107,500)
Balance, end of period	$ 1,314,028	$ 1,443,260	$ 1,572,500